Deferred Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Deductible and Taxable Temporary Differences in Deferred Tax

The deductible and taxable temporary differences in respect of which deferred tax has been recognised are as follows:
	2022	2021
	$m	$m
Reported in balance sheet after offset
Deferred tax liabilities	2,868	2,734
Deferred tax assets	(88)	(109)
Net deferred income tax liability	2,780	2,625
Deferred income tax assets (deductible temporary differences)
Deficits on Group retirement benefit schemes	52	98
Revaluation of derivative financial instruments to fair value	6	4
Tax loss carryforwards (primarily income tax losses)	87	93
Share-based payment expense	40	54
Provisions for liabilities, inventories, receivables and payables	474	446
Lease liabilities	263	335
Other deductible temporary differences	79	87
Total	1,001	1,117

Summary of Deferred Income Tax Liabilities (Taxable Temporary Differences)

Deferred income tax liabilities (taxable temporary differences)
Taxable temporary differences principally attributable to accelerated tax depreciation and fair value adjustments arising on acquisition (i)	3,312	3,218
Leased right-of-use assets	250	314
Investment in subsidiaries	159	164
Surpluses on Group retirement benefit schemes	30	9
Revaluation of derivative financial instruments to fair value	10	15
Rolled-over capital gains	20	22
Total	3,781	3,742

Summary of Movement in Net Deferred Income Tax Liability

Movement in net deferred income tax liability
At 1 January	2,625	2,484
Translation adjustment	(44)	(34)
Net (income)/expense for the year (ii)	(54)	103
Arising on acquisition (note 30)	247	37
Disposals	(64)	1
Movement in deferred tax recognised in the Consolidated Statement of Comprehensive Income	77	44
Movement in deferred tax recognised in the Consolidated Statement of Changes in Equity	(7)	(10)
At 31 December	2,780	2,625
(i)Fair value adjustments arising on acquisition principally relate to property, plant and equipment.
(ii)The net (income)/expense includes income of $74 million (2021: expense of $5 million; 2020: expense of $3 million) relating to discontinued operations.